Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	June 30, 2024	December 31, 2023
Liabilities:
Warrant Liabilities – Public Warrants	2	$1,437,500	$1,341,667
Warrant Liabilities – Private Placement Warrants	3	$750,000	$700,000
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	December 31, 2023		December 31, 2022
Assets:
Investments held in Trust Account	1		$6,218,429	$290,646,467
Liabilities:
Warrant Liabilities – Public Warrants	2		$1,341,667	$95,833
Warrant Liabilities – Private Placement Warrants	3		$700,000	$50,000
Convertible promissory notes – related party	3	$	n/a	$88,850

Schedule of Changes in the Fair Value of Warrant Liabilities	The following tables present the changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy as June 30, 2024 and 2023:
Private Placement
Fair value as of January 1, 2024	$700,000
Change in valuation inputs or other assumptions	300,000
Fair value as of March 31, 2024	$1,000,000
Change in valuation inputs or other assumptions	(250,000)
Fair value as of June 30, 2024	$750,000
Private Placement
Fair value as of January 1, 2023	$50,000
Change in valuation inputs or other assumptions	200,000
Fair value as of March 31, 2023	$250,000
Change in valuation inputs or other assumptions	(100,000)
Fair value as of June 30, 2023	$150,000

The following tables present the changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy as of December 31, 2023 and 2022:
Private Placement
Fair value as of January 1, 2023	$50,000
Change in valuation inputs or other assumptions	650,000
Fair value as of December 31, 2023	$700,000
Private Placement
Fair value as of January 1, 2022	$2,497,500
Change in valuation inputs or other assumptions	(2,447,500)
Fair value as of December 31, 2022	$50,000

Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Notes	The following tables present the changes in the fair value of the Level 3 convertible promissory notes:
Fair value as of January 1, 2023	$88,850
Restatement of Convertible Promissory Note	(88,850)
Fair value as of December 31, 2023	$—
Fair value as of January 1, 2022	$—
Proceeds received through Convertible Promissory Note	900,000
Change in fair value	(811,150)
Fair value as of December 31, 2022	$88,850

Warrant Liabilities [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Key Inputs for the Binomial Lattice Model	The key inputs for the binomial lattice model as of June 30, 2024 and December 31, 2023 were as follows:
Input	As of June 30, 2024	As of December 31, 2023
Stock price	$11.04	$10.58
Strike price	$11.50	$11.50
Effective expiration date	September 17, 2024	September 17, 2024
Volatility	Immaterial	Immaterial %
Risk-free rate	4.90%	4.34%
Dividend yield	0.0%	0.0%
The key inputs for the binomial lattice model as of December 31, 2023 and 2022 were as follows:
Input	As of December 31, 2023	As of December 31, 2022
Stock price	$10.58	$10.02
Strike price	$11.50	$11.50
Effective expiration date	September 17, 2024	September 17, 2023
Volatility	Immaterial	7.0%
Risk-free rate	4.34%	4.69%
Dividend yield	0.0%	0.0%

The estimated fair value of the convertible promissory notes was based on the following significant inputs:
Input	As of December 31, 2022
Stock price	$10.02
Strike price	$11.50
Expiration date of warrants	September 17, 2023
Volatility	7.0%
Risk-free rate	4.69%
Dividend yield	0.0%